Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
Schedule of Accrued Expenses	Accrued expenses consist of the following at:
	December 31, 2023	December 31, 2022
Sponsorship agreements	$608,818	$234,494
Accrued credit card charges	7,275	21,013
Series A Stock dividends	41,867	—
Legal and professional	125,704	89,200
Other accrued expenses	27,059	78,224
Total	$810,723	$422,931